Share Capital and Earnings Per Share - Summary of Changes in Issued and Outstanding Shares - Preferred Shares (Detail) - CAD shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [Line Items]
Balance, beginning of year	CAD 42,823
Balance, end of year	42,163	CAD 42,823
Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Balance, beginning of year	3,577	2,693
Issued, amount		900
Issuance costs, net of tax	0	(16)
Balance, end of year	CAD 3,577	CAD 3,577
Balance, beginning of year	146	110
Balance, end of year	146	146
Class 1, Series 21 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Issued, amount	CAD 0	CAD 425
Number of shares, issued	0	17
Balance, end of year	17
Class 1, Series 3 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Converted, amount	CAD 0	CAD (42)
Number of shares, converted	0	(2)
Balance, end of year	6
Class 1, Series 4 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Issued, amount	CAD 0	CAD 42
Number of shares, issued	0	2
Balance, end of year	2
Class 1, Series 23 Preferred shares [Member]
Disclosure of classes of share capital [Line Items]
Issued, amount	CAD 0	CAD 475
Number of shares, issued	0	19
Balance, end of year	19